Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%
Income tax exemptions and reliefs	(14.52%)	12.89%
Income tax difference under different tax jurisdictions	(4.84%)	(1.27%)
Non-deductible expense	(0.18%)	0.12%
Development & research expense	38.27%	(38.38%)
Prior year loss carry forward		(15.80%)
Effect of change in valuation allowance	(43.73%)	17.37%
Income tax expense		(0.07%)